UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Limited Duration High Income Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 67.8%
Industrial - 58.8%
Basic - 6.8%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/17 (a)	U.S.$	951	$1,022,325
AK Steel Corp.
8.75%, 12/01/18		113	126,278
Aleris International, Inc.
7.625%, 2/15/18		442	467,415
ArcelorMittal
5.00%, 2/25/17		135	144,788
6.125%, 6/01/18		1,003	1,100,792
Ashland, Inc.
3.875%, 4/15/18		700	708,750
Commercial Metals Co.
6.50%, 7/15/17		299	331,143
7.35%, 8/15/18		724	825,360
Consol Energy, Inc.
8.00%, 4/01/17		1,045	1,101,169
FMG Resources August 2006 Pty Ltd.
6.875%, 2/01/18 (a)		1,000	1,052,500
GrafTech International Ltd.
6.375%, 11/15/20		776	795,400
Huntsman International LLC
8.625%, 3/15/20-3/15/21		520	584,038
NOVA Chemicals Corp.
8.625%, 11/01/19		614	676,167
Novelis, Inc./GA
8.375%, 12/15/17		270	288,225
8.75%, 12/15/20		300	333,750
Peabody Energy Corp.
6.00%, 11/15/18		694	739,110
7.375%, 11/01/16		240	270,000
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 4/01/20 (a)		1,121	1,123,802
PH Glatfelter Co.
5.375%, 10/15/20		199	203,975
Rock Tenn Co.
4.45%, 3/01/19		885	933,498
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		370	377,862
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		1,480	1,504,001
SPCM SA
5.50%, 6/15/20 (a)	EUR	120	179,116
Steel Dynamics, Inc.
6.125%, 8/15/19	U.S.$	925	1,001,312
7.625%, 3/15/20		205	222,425
Styrolution Group GmbH
7.625%, 5/15/16 (a)	EUR	750	1,082,744
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17	U.S.$	320	352,000

	Principal Amount (000)		U.S. $ Value
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV
5.75%, 2/01/21 (a)	EUR	285	$409,749

			17,957,694

Capital Goods - 7.5%
American Builders & Contractors Supply Co., Inc.
5.625%, 4/15/21 (a)	U.S.$	169	169,845
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)		200	215,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.375%, 10/15/17 (a)	EUR	313	461,295
7.375%, 10/15/17 (a)	U.S.$	200	214,750
B/E Aerospace, Inc.
6.875%, 10/01/20		385	422,538
Befesa Zinc SAU Via Zinc Capital SA
8.875%, 5/15/18 (a)	EUR	675	1,009,849
Bombardier, Inc.
7.50%, 3/15/18 (a)	U.S.$	625	710,937
Building Materials Corp. of America
6.875%, 8/15/18 (a)		330	350,625
7.50%, 3/15/20 (a)		170	183,600
Clean Harbors, Inc.
5.125%, 6/01/21		45	45,450
CNH America LLC
7.25%, 1/15/16		439	483,998
CNH Capital LLC
3.625%, 4/15/18		280	283,850
3.875%, 11/01/15		275	283,938
6.25%, 11/01/16		712	785,870
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 2/01/21		405	439,425
Franz Haniel & Cie GmbH
6.25%, 2/08/18	EUR	290	460,168
Graphic Packaging International, Inc.
7.875%, 10/01/18	U.S.$	175	189,875
Griffon Corp.
7.125%, 4/01/18		375	397,500
Hanson Ltd.
6.125%, 8/15/16		420	460,950
HD Supply, Inc.
8.125%, 4/15/19		853	950,029
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18		1,105	1,193,400
KraussMaffei Group GmbH
8.75%, 12/15/20 (a)	EUR	290	444,832
Manitowoc Co., Inc. (The)
8.50%, 11/01/20	U.S.$	75	85,125
9.50%, 2/15/18		425	447,844

	Principal Amount (000)		U.S. $ Value
Owens-Brockway Glass Container, Inc.
7.375%, 5/15/16	U.S.$	505	$566,862
Rexel SA
5.125%, 6/15/20 (a)	EUR	439	635,638
5.25%, 6/15/20 (a)	U.S.$	321	322,605
6.125%, 12/15/19 (a)		215	224,675
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		755	770,100
7.125%, 4/15/19		695	740,175
RSI Home Products, Inc.
6.875%, 3/01/18 (a)		1,032	1,081,020
Sealed Air Corp.
8.125%, 9/15/19 (a)		735	825,037
8.375%, 9/15/21 (a)		285	323,475
Silgan Holdings, Inc.
5.00%, 4/01/20		89	87,888
SPX Corp.
6.875%, 9/01/17		1,135	1,282,550
7.625%, 12/15/14		185	194,713
Tomkins LLC/Tomkins, Inc.
9.00%, 10/01/18		133	145,635
United Rentals North America, Inc.
7.375%, 5/15/20		300	332,625
9.25%, 12/15/19		370	412,550
Verisure Holding AB
8.75%, 9/01/18 (a)	EUR	400	601,753
Vulcan Materials Co.
6.50%, 12/01/16	U.S.$	295	330,400
7.00%, 6/15/18		400	455,000

			20,023,394

Communications - Media - 7.2%
Allbritton Communications Co.
8.00%, 5/15/18		600	634,500
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	287	527,536
Cablevision Systems Corp.
7.75%, 4/15/18	U.S.$	440	491,150
CCO Holdings LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17		200	211,750
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20 (a)		1,160	1,189,000
Columbus International, Inc.
11.50%, 11/20/14 (a)		600	646,500
Crown Media Holdings, Inc.
10.50%, 7/15/19		1,050	1,191,750
CSC Holdings LLC
7.625%, 7/15/18		795	909,281
DigitalGlobe, Inc.
5.25%, 2/01/21 (a)		903	880,425
DISH DBS Corp.
4.25%, 4/01/18		600	612,000

	Principal Amount (000)		U.S. $ Value
4.625%, 7/15/17	U.S.$	95	$99,513
6.625%, 10/01/14		90	93,600
7.125%, 2/01/16		539	596,942
Gannett Co., Inc.
5.125%, 10/15/19 (a)		500	520,000
Intelsat Jackson Holdings SA
5.50%, 8/01/23 (a)		285	271,106
7.25%, 10/15/20		605	661,719
8.50%, 11/01/19		200	218,250
LIN Television Corp.
8.375%, 4/15/18		200	211,500
Mediacom LLC/Mediacom Capital Corp.
9.125%, 8/15/19		265	286,531
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20		550	534,875
7.75%, 10/15/18		235	253,800
RR Donnelley & Sons Co.
7.25%, 5/15/18		275	312,125
Sinclair Television Group, Inc.
5.375%, 4/01/21		194	191,090
8.375%, 10/15/18		255	276,994
Sirius XM Holdings, Inc.
4.625%, 5/15/23 (a)		200	181,000
5.875%, 10/01/20 (a)		948	969,330
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		1,255	1,283,237
Telesat Canada/Telesat LLC
6.00%, 5/15/17 (a)		947	984,880
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 3/15/19 (a)		965	1,040,371
Univision Communications, Inc.
6.75%, 9/15/22 (a)		133	145,635
7.875%, 11/01/20 (a)		610	670,237
UPC Holding BV
9.875%, 4/15/18 (a)		620	664,950
Videotron Ltd.
6.375%, 12/15/15		273	273,683
Virgin Media Finance PLC
6.375%, 4/15/23 (a)		200	203,500
Virgin Media Secured Finance PLC
6.50%, 1/15/18		760	787,550

			19,026,310

Communications - Telecommunications - 3.1%
CenturyLink, Inc.
Series N
6.00%, 4/01/17		600	661,500
Series R
5.15%, 6/15/17		400	429,000
Cincinnati Bell, Inc.
8.375%, 10/15/20		103	111,497
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	134	194,022

	Principal Amount (000)		U.S. $ Value
MetroPCS Wireless, Inc.
6.25%, 4/01/21 (a)	U.S.$	230	$238,625
7.875%, 9/01/18		98	105,228
SBA Communications Corp.
5.625%, 10/01/19		257	264,710
SBA Telecommunications, Inc.
5.75%, 7/15/20		291	302,640
Sprint Communications, Inc.
9.00%, 11/15/18 (a)		235	283,175
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	650	974,683
Sunrise Communications International SA
7.00%, 12/31/17 (a)		100	145,164
T-Mobile USA, Inc.
5.25%, 9/01/18 (a)	U.S.$	1,000	1,052,500
Telecom Italia Capital SA
5.25%, 10/01/15		1,140	1,198,425
Wind Acquisition Finance SA
6.50%, 4/30/20 (a)		1,380	1,469,700
Windstream Corp.
7.875%, 11/01/17		500	571,250
8.125%, 9/01/18		150	161,250

			8,163,369

Consumer Cyclical - Automotive - 2.9%
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		975	1,050,562
American Axle & Manufacturing, Inc.
5.125%, 2/15/19		550	565,125
Banque PSA Finance SA
4.375%, 4/04/16 (a)		336	347,710
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		150	149,625
Dana Holding Corp.
5.375%, 9/15/21		286	287,072
6.50%, 2/15/19		635	674,687
General Motors Financial Co., Inc.
3.25%, 5/15/18 (a)		119	119,000
4.75%, 8/15/17 (a)		625	663,281
6.75%, 6/01/18		325	370,500
Rhino Bondco S.P.A
5.781%, 12/15/19 (a) (b)	EUR	915	1,252,471
Schaeffler Finance BV
4.25%, 5/15/18 (a)		158	226,055
7.75%, 2/15/17 (a)	U.S.$	200	227,000
8.50%, 2/15/19 (a)		200	225,000
Schaeffler Holding Finance BV
6.875%, 8/15/18 (a)(c)		315	333,900
6.875%, 8/15/18 (a)(c)	EUR	235	345,920
Servus Luxembourg Holding Sca
7.75%, 6/15/18 (a)		411	594,814
Tenneco, Inc.
6.875%, 12/15/20	U.S.$	145	158,413

			7,591,135

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 1.1%
AMC Entertainment, Inc.
8.75%, 6/01/19	U.S.$	774	$827,212
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		465	514,988
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		1,610	1,662,325
Regal Entertainment Group
9.125%, 8/15/18		59	64,015

			3,068,540

Consumer Cyclical - Other - 3.9%
Beazer Homes USA, Inc.
6.625%, 4/15/18		994	1,066,065
Boardriders SA
8.875%, 12/15/17 (a)	EUR	165	244,015
Centex Corp.
6.50%, 5/01/16	U.S.$	230	253,862
Cirsa Funding Luxembourg SA
8.75%, 5/15/18 (a)	EUR	425	619,753
DR Horton, Inc.
3.625%, 2/15/18	U.S.$	375	380,625
4.75%, 5/15/17		447	472,702
6.50%, 4/15/16		100	109,250
Hanesbrands, Inc.
6.375%, 12/15/20		250	273,125
Isle of Capri Casinos, Inc.
7.75%, 3/15/19		700	757,750
KB Home
9.10%, 9/15/17		183	214,567
Lennar Corp.
4.125%, 12/01/18		200	201,000
4.75%, 12/15/17		140	146,650
6.95%, 6/01/18		775	871,875
Series B
6.50%, 4/15/16		370	403,300
Levi Strauss & Co.
6.875%, 5/01/22		140	154,000
7.625%, 5/15/20		350	384,125
Marina District Finance Co., Inc.
9.875%, 8/15/18		250	270,625
MCE Finance Ltd.
5.00%, 2/15/21 (a)		600	586,500
PVH Corp.
7.375%, 5/15/20		469	516,486
Royal Caribbean Cruises Ltd.
7.25%, 6/15/16		120	134,700
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		450	498,375
Toll Brothers Finance Corp.
5.15%, 5/15/15		150	156,563
Wolverine World Wide, Inc.
6.125%, 10/15/20		634	678,380

	Principal Amount (000)		U.S. $ Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	U.S.$	940	$1,055,150

			10,449,443

Consumer Cyclical - Restaurants - 0.2%
Burger King Corp.
9.875%, 10/15/18		420	466,200

Consumer Cyclical - Retailers - 3.3%
AutoNation, Inc.
6.75%, 4/15/18		106	122,695
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	461	786,295
Cash America International, Inc.
5.75%, 5/15/18 (a)	U.S.$	1,278	1,214,100
L Brands, Inc.
6.90%, 7/15/17		400	460,000
8.50%, 6/15/19		510	612,000
Matalan Finance PLC
8.875%, 4/29/16 (a)	GBP	500	852,814
Michaels Stores, Inc.
7.75%, 11/01/18	U.S.$	630	683,550
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	260	455,842
Rent-A-Center, Inc./TX
4.75%, 5/01/21	U.S.$	615	577,331
Rite Aid Corp.
8.00%, 8/15/20		1,225	1,378,125
Sally Holdings LLC/Sally Capital, Inc.
6.875%, 11/15/19		1,425	1,574,625

			8,717,377

Consumer Non-Cyclical - 10.2%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		524	565,920
ARAMARK Corp.
5.75%, 3/15/20 (a)		510	532,950
Boparan Finance PLC
9.75%, 4/30/18 (a)	EUR	135	203,363
Cerba European Lab SAS
7.00%, 2/01/20 (a)		575	836,512
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	U.S.$	1,000	1,032,500
Constellation Brands, Inc.
7.25%, 9/01/16-5/15/17		1,475	1,699,837
ConvaTec Healthcare E SA
7.375%, 12/15/17 (a)	EUR	535	776,553
Cott Beverages, Inc.
8.125%, 9/01/18	U.S.$	108	116,640
8.375%, 11/15/17		12	12,510
Dean Foods Co.
7.00%, 6/01/16		490	541,450
Elli Finance UK PLC
8.75%, 6/15/19 (a)	GBP	625	1,146,228

	Principal Amount (000)		U.S. $ Value
Endo Health Solutions, Inc.
7.00%, 7/15/19-12/15/20	U.S.$	1,415	$1,514,050
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		987	937,650
Grifols, Inc.
8.25%, 2/01/18		1,120	1,194,200
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20 (a)		960	928,800
HCA, Inc.
7.875%, 2/15/20		625	671,094
8.50%, 4/15/19		416	440,960
Health Management Associates, Inc.
7.375%, 1/15/20		179	200,256
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	470	662,944
Hologic, Inc.
6.25%, 8/01/20	U.S.$	52	54,860
IMS Health, Inc.
6.00%, 11/01/20 (a)		475	504,687
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		735	826,875
Jarden Corp.
7.50%, 5/01/17		310	358,825
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		1,039	1,194,850
Labco SA
8.50%, 1/15/18 (a)	EUR	500	730,840
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	890	1,551,170
R&R Ice Cream PLC
8.375%, 11/15/17 (a)	EUR	215	314,930
Revlon Consumer Products Corp.
5.75%, 2/15/21	U.S.$	340	335,325
Spectrum Brands Escrow Corp.
6.375%, 11/15/20 (a)		422	450,485
Spectrum Brands, Inc.
6.75%, 3/15/20		125	134,531
Stater Bros Holdings, Inc.
7.375%, 11/15/18		165	174,488
Sun Merger Sub, Inc.
5.25%, 8/01/18 (a)		1,519	1,591,152
Tenet Healthcare Corp.
4.75%, 6/01/20		125	122,188
6.25%, 11/01/18		1,225	1,356,687
Universal Health Services, Inc.
7.00%, 10/01/18		1,083	1,156,102
7.125%, 6/30/16		65	73,206
Valeant Pharmaceuticals International
6.50%, 7/15/16 (a)		355	366,538
6.75%, 8/15/18 (a)		488	536,190
6.875%, 12/01/18 (a)		370	395,900

	Principal Amount (000)		U.S. $ Value
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	585	$997,308

			27,241,554

Energy - 4.0%
Atwood Oceanics, Inc.
6.50%, 2/01/20	U.S.$	1,064	1,135,820
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		56	58,660
CGG SA
9.50%, 5/15/16		108	113,670
CHC Helicopter SA
9.25%, 10/15/20		700	754,250
Chesapeake Energy Corp.
7.25%, 12/15/18		390	450,450
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)		393	430,335
Denbury Resources, Inc.
8.25%, 2/15/20		550	605,687
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		100	107,250
9.25%, 12/15/17		280	311,500
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/01/20		450	519,187
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		512	551,040
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21		953	933,940
Linn Energy LLC/Linn Energy Finance Corp.
7.00%, 11/01/19 (a)		1,156	1,167,560
Newfield Exploration Co.
7.125%, 5/15/18		180	186,930
Oil States International, Inc.
6.50%, 6/01/19		150	159,563
Pacific Drilling SA
5.375%, 6/01/20 (a)		1,063	1,068,315
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)		1,105	1,176,825
PHI, Inc.
8.625%, 10/15/18		745	800,875
Pioneer Energy Services Corp.
9.875%, 3/15/18		145	153,700

			10,685,557

Other Industrial - 1.5%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		600	649,500
Interline Brands, Inc./NJ
7.50%, 11/15/18		415	439,900
NANA Development Corp.
9.50%, 3/15/19 (a)		1,139	1,181,713
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)		1,030	1,086,650

	Principal Amount (000)		U.S. $ Value
Trionista Holdco GmbH
5.00%, 4/30/20 (a)	EUR	412	$578,594

			3,936,357

Services - 1.6%
ADT Corp. (The)
2.25%, 7/15/17	U.S.$	1,470	1,446,573
Cerved Group SpA
6.375%, 1/15/20 (a)	EUR	290	421,174
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)	U.S.$	316	342,860
Sabre, Inc.
8.50%, 5/15/19 (a)		1,098	1,218,780
Service Corp. International/US
6.75%, 4/01/16 (b)		175	190,750
West Corp.
7.875%, 1/15/19		300	324,000
8.625%, 10/01/18		350	380,625

			4,324,762

Technology - 3.7%
Amkor Technology, Inc.
6.375%, 10/01/22		125	128,438
7.375%, 5/01/18		200	211,000
Avaya, Inc.
7.00%, 4/01/19 (a)		1,223	1,198,540
Brightstar Corp.
7.25%, 8/01/18 (a)		1,150	1,247,750
9.50%, 12/01/16 (a)		524	576,400
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		266	289,940
8.50%, 4/01/19		500	552,500
Ceridian Corp.
8.875%, 7/15/19 (a)		922	1,060,300
CommScope, Inc.
8.25%, 1/15/19 (a)		572	627,055
First Data Corp.
6.75%, 11/01/20 (a)		600	621,000
7.375%, 6/15/19 (a)		531	568,170
Iron Mountain, Inc.
8.375%, 8/15/21		302	325,405
NXP BV/NXP Funding LLC
3.75%, 6/01/18 (a)		650	654,875
5.75%, 2/15/21 (a)		200	209,000
Sanmina Corp.
7.00%, 5/15/19 (a)		900	957,375
Sensata Technologies BV
6.50%, 5/15/19 (a)		500	540,000

			9,767,748

Transportation - Airlines - 0.3%
Air Canada
6.75%, 10/01/19 (a)		525	553,875

	Principal Amount (000)		U.S. $ Value
British Airways PLC
8.75%, 8/23/16 (b)	GBP	79	$147,827

			701,702

Transportation - Services - 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 1/15/19	U.S.$	700	763,000
EC Finance PLC
9.75%, 8/01/17 (a)	EUR	785	1,176,815
Hertz Corp. (The)
4.25%, 4/01/18	U.S.$	365	374,125
5.875%, 10/15/20		63	65,284
6.75%, 4/15/19		370	398,675
7.50%, 10/15/18		380	409,925
Oshkosh Corp.
8.25%, 3/01/17		300	315,381
8.50%, 3/01/20		500	552,500

			4,055,705

			156,176,847

Financial Institutions - 5.1%
Banking - 1.0%
Ally Financial, Inc.
4.625%, 6/26/15		230	239,381
4.75%, 9/10/18		660	690,525
Series 8
6.75%, 12/01/14		150	157,125
Amsouth Bank/Birmingham AL Series AI
5.20%, 4/01/15		100	104,750
Hbos Capital Funding LP
6.071%, 6/30/14 (a)		385	383,557
Societe Generale SA
5.922%, 4/05/17 (a)		1,077	1,125,465

			2,700,803

Brokerage - 0.4%
E*TRADE Financial Corp.
6.375%, 11/15/19		599	643,176
6.75%, 6/01/16		275	298,375

			941,551

Finance - 2.5%
AerCap Aviation Solutions BV
6.375%, 5/30/17		730	790,225
Aviation Capital Group Corp.
4.625%, 1/31/18 (a)		126	130,438
7.125%, 10/15/20 (a)		353	395,500
CIT Group, Inc.
5.00%, 5/15/17		570	608,475
5.25%, 3/15/18		166	178,035
International Lease Finance Corp.
8.75%, 3/15/17		347	408,592

	Principal Amount (000)		U.S. $ Value
8.875%, 9/01/17	U.S.$	713	$848,470
Milestone Aviation Group Ltd. (The)
8.625%, 12/15/17 (a)		357	380,205
SLM Corp.
3.875%, 9/10/15		200	206,750
4.625%, 9/25/17		220	228,365
4.875%, 6/17/19		351	349,755
5.50%, 1/15/19		838	869,636
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		1,105	1,176,825

			6,571,271

Insurance - 0.3%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		766	800,470

Other Finance - 0.9%
Harbinger Group, Inc.
7.875%, 7/15/19 (a)		891	956,711
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 1/15/16		150	153,000
8.00%, 1/15/18		1,055	1,097,200
National Money Mart Co.
10.375%, 12/15/16		320	324,800

			2,531,711

			13,545,806

Utility - 3.9%
Electric - 2.5%
AES Corp./VA
8.00%, 10/15/17		190	223,250
9.75%, 4/15/16		300	353,250
DPL, Inc.
6.50%, 10/15/16		560	606,200
EDP Finance BV
6.00%, 2/02/18 (a)		400	428,900
Series E
5.50%, 2/18/14 (a)	EUR	100	138,258
FirstEnergy Corp.
Series A
2.75%, 3/15/18	U.S.$	565	555,152
GenOn Americas Generation LLC
8.50%, 10/01/21		130	136,825
GenOn Energy, Inc.
7.875%, 6/15/17		575	632,500
9.50%, 10/15/18		385	436,013
NRG Energy, Inc.
7.625%, 1/15/18		1,548	1,764,720
Puget Energy, Inc.
6.50%, 12/15/20		375	426,688
Techem GmbH
6.125%, 10/01/19 (a)	EUR	695	1,041,683

			6,743,439

	Principal Amount (000)		U.S. $ Value
Natural Gas - 1.4%
El Paso LLC
7.25%, 6/01/18	U.S.$	660	$753,482
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (a)		459	492,277
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		150	161,120
6.00%, 1/15/18 (a)		250	273,946
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 9/01/20		1,000	1,032,500
Sabine Pass LNG LP
7.50%, 11/30/16		885	1,000,050

			3,713,375

			10,456,814

Total Corporates - Non-Investment Grades (cost $177,053,746)			180,179,467

CORPORATES - INVESTMENT GRADES - 9.5%
Financial Institutions - 4.7%
Banking - 3.9%
Akbank TAS
5.125%, 7/22/15 (a)		300	308,130
Barclays Bank PLC
5.926%, 12/15/16 (a)		284	299,620
7.434%, 12/15/17 (a)		1,370	1,518,645
BBVA US Senior SAU
4.664%, 10/09/15		615	646,536
BNP Paribas SA
5.186%, 6/29/15 (a)		1,750	1,787,187
Danske Bank A/S
5.914%, 6/16/14 (a)		570	572,850
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)		231	232,006
LBG Capital No.2 PLC
Series 21
15.00%, 12/21/19	GBP	126	301,132
Lloyds TSB Bank PLC
Series E
11.875%, 12/16/21 (a)	EUR	425	727,917
Macquarie Group Ltd.
7.30%, 8/01/14 (a)	U.S.$	150	155,493
Nordea Bank AB
5.424%, 4/20/15 (a)		360	372,240
Regions Financial Corp.
5.75%, 6/15/15		235	250,398
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		897	1,050,190
Santander Bank NA
8.75%, 5/30/18		250	300,386

	Principal Amount (000)		U.S. $ Value
UBS AG
Series E
7.25%, 2/22/22 (a)	U.S.$	1,050	$1,149,750
UBS Preferred Funding Trust V
Series 1
6.243%, 5/15/16		550	586,437
Zions Bancorporation 4.50%, 3/27/17		100	105,882

			10,364,799

Finance - 0.7%
Air Lease Corp.
5.625%, 4/01/17		1,318	1,451,448
HSBC Finance Capital Trust IX
5.911%, 11/30/35		400	412,000

			1,863,448

Insurance - 0.1%
Cloverie PLC for Zurich Insurance Co., Ltd.
Series E
12.00%, 7/15/14	EUR	200	293,712

			12,521,959

Industrial - 4.3%
Basic - 0.4%
CF Industries, Inc.
6.875%, 5/01/18	U.S.$	125	144,977
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18		825	822,985
Plains Exploration & Production Co.
6.50%, 11/15/20		130	143,569

			1,111,531

Capital Goods - 0.1%
Mohawk Industries, Inc.
6.125%, 1/15/16 (d)		185	202,575

Communications - Media - 0.4%
Kabel Deutschland Holding AG
6.50%, 7/31/17 (a)	EUR	295	435,295
Myriad International Holdings BV
6.00%, 7/18/20 (a)	U.S.$	514	560,047
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)		114	112,860

			1,108,202

Communications - Telecommunications - 0.7%
Embarq Corp.
7.082%, 6/01/16		120	134,088
Telefonica Emisiones SAU
3.192%, 4/27/18		790	804,549
Series G
3.661%, 9/18/17 (a)	EUR	50	73,285

	Principal Amount (000)		U.S. $ Value
Verizon Communications, Inc.
3.65%, 9/14/18	U.S.$	920	$973,879

			1,985,801

Consumer Cyclical - Automotive - 0.2%
Delphi Corp.
5.875%, 5/15/19		309	326,767
Ford Motor Credit Co. LLC
3.875%, 1/15/15		200	206,371

			533,138

Consumer Cyclical - Retailers - 0.2%
Dollar General Corp.
4.125%, 7/15/17		313	332,319
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16		64	71,787

			404,106

Consumer Non-Cyclical - 0.3%
Mylan, Inc./PA
7.875%, 7/15/20 (a)		280	316,832
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.75%, 9/15/18		550	595,375

			912,207

Energy - 1.0%
Anadarko Petroleum Corp.
6.375%, 9/15/17		700	803,648
Continental Resources, Inc./OK
8.25%, 10/01/19		115	125,637
Nabors Industries, Inc.
6.15%, 2/15/18		583	655,134
Pioneer Natural Resources Co.
5.875%, 7/15/16		225	249,590
Transocean, Inc.
5.05%, 12/15/16		150	165,701
6.00%, 3/15/18		700	785,012

			2,784,722

Other Industrial - 0.1%
URS Corp.
4.35%, 4/01/17 (a)		135	137,528

Services - 0.2%
QVC, Inc.
7.375%, 10/15/20 (a)		215	231,789
7.50%, 10/01/19 (a)		200	215,570

			447,359

Technology - 0.7%
Baidu, Inc.
3.25%, 8/06/18		441	445,762

	Principal Amount (000)		U.S. $ Value
Seagate HDD Cayman
3.75%, 11/15/18 (a)	U.S.$	1,485	$1,501,706

			1,947,468

			11,574,637

Utility - 0.4%
Electric - 0.2%
CMS Energy Corp.
6.55%, 7/17/17		160	183,357
Iberdrola International BV
Series E
4.50%, 9/21/17	EUR	200	302,937

			486,294

Natural Gas - 0.2%
Gas Natural Capital Markets SA
Series E
6.00%, 1/27/20 (a)		200	326,669
Tennessee Gas Pipeline Co. LLC
8.00%, 2/01/16	U.S.$	140	158,346

			485,015

			971,309

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Petrobras International Finance Co.
3.50%, 2/06/17		155	156,418

Total Corporates - Investment Grades (cost $24,487,073)			25,224,323

GOVERNMENTS - TREASURIES - 5.2%
United States - 5.2%
U.S. Treasury Bonds
3.625%, 8/15/43		6,471	6,110,767
U.S. Treasury Notes
2.25%, 5/31/14		5,250	5,295,938
3.75%, 11/15/18		2,132	2,339,704

Total Governments - Treasuries (cost $13,934,760)			13,746,409

BANK LOANS - 3.9%
Industrial - 3.9%
Basic - 0.1%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
4.25%, 6/28/19 (b)		99	99,956
Unifrax Holding Co.
5.25%, 11/28/18 (b)	EUR	74	101,252

			201,208

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.1%
Serta Simmons Holdings, LLC
4.25%, 10/01/19 (b)	U.S.$	145	$146,167

Communications - Media - 0.1%
LIN Television Corp.
4.00%, 12/21/18 (b)		147	147,309

Communications - Telecommunications – 0.0%
Crown Castle Operating Company
3.25%, 1/31/19 (b)		122	122,357

Consumer Cyclical - Automotive - 0.6%
Affinia Group Inc.
4.75%, 4/25/20 (b)		498	503,719
Exide Technologies
9.00%, 10/09/14 (b)		972	986,143
Navistar, Inc.
5.75%, 8/17/17 (b)		70	70,941
TI Group Automotive Systems, LLC
5.50%, 3/28/19 (b)		145	146,548

			1,707,351

Consumer Cyclical - Entertainment - 0.2%
Alpha Topco Limited
4.50%, 4/30/19 (b)		397	400,915
Station Casinos LLC
5.00%, 3/02/20 (b)		174	175,424

			576,339

Consumer Cyclical - Other - 0.3%
New HB Acquisition, LLC
6.75%, 4/09/20 (b)		240	248,400
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International, LLC)
3.50%, 5/14/20 (b)		498	497,087

			745,487

Consumer Cyclical - Retailers - 0.1%
J.C. Penney Corp., Inc.
6.00%, 5/22/18 (b)		249	243,029

Consumer Non-Cyclical - 1.6%
Air Medical Group Holdings, Inc.
6/30/18 (b) (e)		2,000	2,022,500
Envision Healthcare Corporation (fka Emergency Medical Services Corporation)
4.00%, 5/25/18 (b)		141	141,654
H. J. Heinz Company
3.50%, 6/05/20 (b)		100	100,193
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
4.25%, 9/30/19 (b)		89	89,023

	Principal Amount (000)		U.S. $ Value
Pharmaceutical Product Development, Inc. (Jaguar Holdings, LLC)
4.00%, 12/05/18 (b)	U.S.$	147	$147,810
Salix Pharmaceuticals Ltd.
12/17/19 (b)(e)		1,700	1,716,473

			4,217,653

Other Industrial - 0.1%
Gardner Denver, Inc.
4.25%, 7/30/20 (b)		150	149,607
Veyance Technologies, Inc.
5.25%, 9/08/17 (b)		298	298,494

			448,101

Services - 0.5%
Orbitz Worldwide, Inc.
4.50%, 9/25/17 (b)		111	110,972
Travelport LLC (fka Travelport Inc.)
6.25%, 6/26/19 (b)		1,195	1,223,880

			1,334,852

Technology - 0.2%
MMI International Ltd. (MMI International (Delaware) LLC)
7.25%, 11/20/18 (b)		475	462,531

Total Bank Loans (cost $10,228,980)			10,352,384

EMERGING MARKETS - CORPORATE BONDS - 3.2%
Industrial - 3.0%
Basic - 0.6%
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17 (a)		765	823,331
Vedanta Resources PLC
6.00%, 1/31/19 (a)		500	482,304
9.50%, 7/18/18 (a)		265	294,150

			1,599,785

Capital Goods - 0.4%
Cemex Espana Luxembourg
9.875%, 4/30/19 (a)		150	171,375
Cemex SAB de CV
4.999%, 10/15/18 (a)(b)		500	519,353
6.50%, 12/10/19 (a)		400	413,200

			1,103,928

Communications - Telecommunications - 0.3%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)		640	750,400

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)	U.S.$	385	$390,775

Consumer Non-Cyclical - 1.0%
Foodcorp Pty Ltd.
8.75%, 3/01/18 (a)	EUR	216	324,638
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)	U.S.$	785	730,050
Raizen Energy Finance Ltd.
7.00%, 2/01/17 (a)		375	412,500
Tonon Bioenergia SA
9.25%, 1/24/20 (a)		265	222,495
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)		445	417,187
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (a)		625	425,000

			2,531,870

Energy - 0.4%
Anton Oilfield Services Group/Hong Kong
7.50%, 11/06/18 (a)		453	471,120
Pacific Rubiales Energy Corp.
5.375%, 1/26/19 (a)		565	569,237

			1,040,357

Transportation - Airlines - 0.2%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		440	456,786

			7,873,901

Financial Institutions - 0.1%
Finance - 0.1%
Sistema JSFC via Sistema International Funding SA
6.95%, 5/17/19 (a)		400	424,394

Utility - 0.1%
Electric - 0.1%
Listrindo Capital BV
6.95%, 2/21/19 (a)		200	208,515

Total Emerging Markets - Corporate Bonds (cost $8,737,300)			8,506,810

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Non-Agency Fixed Rate CMBS - 0.9%
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class AJ
5.791%, 6/15/38		365	360,769
Series 2007-C3, Class AM
5.683%, 6/15/39		150	156,305

	Principal Amount (000)		U.S. $ Value
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39	U.S.$	158	$167,642
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.592%, 4/10/38		215	215,880
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class AJ
5.48%, 5/15/45		500	520,608
Series 2012-CBX, Class E
5.187%, 6/15/45 (a)		100	92,652
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		185	182,158
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		600	584,618
Series 2006-4, Class AJFX
5.147%, 12/12/49 (a)		30	28,737

Total Commercial Mortgage-Backed Securities (cost $2,257,244)			2,309,369

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
Azerbaijan - 0.2%
State Oil Co. of the Azerbaijan Republic
5.45%, 2/09/17 (a)		615	654,175

Hungary - 0.2%
Magyar Export-Import Bank ZRT
5.50%, 2/12/18 (a)		435	447,477

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
11.75%, 1/23/15 (a)		225	246,938

United Arab Emirates - 0.1%
Dubai Electricity & Water Authority
6.375%, 10/21/16 (a)		300	331,200

Total Quasi-Sovereigns (cost $1,636,543)			1,679,790

EMERGING MARKETS - SOVEREIGNS - 0.3%
Serbia - 0.2%
Republic of Serbia
4.875%, 2/25/20 (a)		591	558,529

Sri Lanka - 0.1%
Sri Lanka
7.40%, 1/22/15 (a)		160	165,800

Total Emerging Markets - Sovereigns (cost $751,624)			724,329

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
Non-Agency Floating Rate - 0.2%
Connecticut Avenue Securities Series
Series 2013-C01, Class M1
2.165%, 10/25/23 (b)	U.S.$	127	$127,313
Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M1
3.565%, 7/25/23 (b)		484	497,020
Total Collateralized Mortgage Obligations (cost $611,238)			624,333

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Israel - 0.1%
Israel Electric Corp., Ltd.
6.70%, 2/10/17 (a)		290	315,230

Norway - 0.0%
Eksportfinans ASA
2.00%, 9/15/15		13	12,805
2.375%, 5/25/16		112	110,180

			122,985

United Arab Emirates - 0.1%
Dubai Holding Commercial Operations MTN Ltd.
Series E
6.00%, 2/01/17	GBP	100	172,219

Total Governments - Sovereign Agencies (cost $572,298)			610,434

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Banking - 0.2%
Citigroup Capital XIII
7.875% (d)		18,500	504,125
US Bancorp/MN
6.50%		3,000	78,900

			583,025

REITS - 0.0%
Health Care REIT, Inc.
6.50%		925	21,044

Total Preferred Stocks (cost $605,025)			604,069

	Principal Amount (000)
COVERED BONDS - 0.2%
Banco de Sabadell SA
3.625%, 2/16/15	EUR	100	141,043

	Principal Amount (000)		U.S. $ Value
Bankinter SA
3.875%, 10/30/15	EUR	50	$71,905
CaixaBank SA
5.125%, 4/27/16		150	223,790
Kutxabank SA Series E
5.125%, 4/08/15		100	144,317
Total Covered Bonds (cost $522,350)			581,055

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Hungary - 0.2%
Hungary Government International Bond
4.125%, 2/19/18	U.S.$	400	400,940

Lithuania - 0.0%
Lithuania Government International Bond
6.75%, 1/15/15 (a)		100	105,650

Total Governments - Sovereign Bonds (cost $500,480)			506,590

AGENCIES - 0.0%
Agency Debentures - 0.0%
Ally Financial, Inc.
5.50%, 2/15/17 (cost $104,892)		100	108,250

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Jan 2014, Exercise Price: $ 160.00 (f)(g)		160	1,280
SPDR S&P 500 ETF Trust
Expiration: Jan 2014, Exercise Price: $ 172.00 (f)(g)		252	4,536
SPDR S&P 500 ETF Trust
Expiration: Feb 2014, Exercise Price: $ 160.00 (f)(g)		557	13,925

			19,741

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY.21 RTP Deutsche Bank AG London
Expiration: Jan 2014, Exercise Price: $ 103.00 (f)		5700	442

Company	Notional Amount (000)	U.S. $ Value
CDX-NAHY.21 RTP Deutsche Bank AG London
Expiration: Feb 2014, Exercise Price: $ 104.00 (f)	12,392	$14,808

		15,250

Total Options Purchased - Puts (premiums paid $173,051)		34,991

	Shares
SHORT-TERM INVESTMENTS - 5.5%
Investment Companies - 5.5%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.08% (h) (cost $14,506,079)	14,506,079	$14,506,079

Total Investments - 97.9% (cost $256,682,683) (i)		260,298,682
Other assets less liabilities - 2.1% (j)		5,535,200

Net Assets - 100.0%		$265,833,882

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	232	March 2014	$51,099,953	$50,996,500	$(103,453)
U.S. T-Note 5 Yr (CBT) Futures	201	March 2014	24,296,953	23,981,812	(315,141)

					$(418,594)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	USD	262	GBP	160	1/30/14	$3,115
Deutsche Bank AG London	EUR	1,295	USD	1,782	1/30/14	729
Deutsche Bank AG London	GBP	282	USD	461	1/30/14	(5,792)
HSBC Bank USA	EUR	13,055	USD	17,950	1/30/14	(9,947)
HSBC Bank USA	GBP	3,886	USD	6,306	1/30/14	(127,468)
State Street Bank & Trust Co.	EUR	424	USD	583	1/30/14	59
State Street Bank & Trust Co.	GBP	271	USD	442	1/30/14	(5,782)

						$(145,086)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX-NAHY Series 21, 5 Year Index	Deutsche Bank AG London	Sell	100.00	1/15/14	$11,500	$14,375	$(77)
Put - CDX-NAHY Series 21, 5 Year Index	Deutsche Bank AG London	Sell	101.00	2/19/14	24,785	42,135	(10,001)

						$56,510	$(10,078)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	3,096	10/15/22	2.652%	3 Month LIBOR	$41,637
Morgan Stanley & Co., LLC/ (CME Group)	5,630	10/15/23	2.829%	3 Month LIBOR	82,962
Morgan Stanley & Co., LLC/ (LCH Clearnet)	55,310	11/07/15	0.430%	3 Month LIBOR	8,228
Morgan Stanley & Co., LLC/ (LCH Clearnet)	22,600	11/07/18	1.530%	3 Month LIBOR	161,609
Morgan Stanley & Co., LLC/(LCH Clearnet)	2,420	9/13/22	2.916%	3 Month LIBOR	(31,066)
Morgan Stanley & Co., LLC/(LCH Clearnet)	7,150	11/26/23	2.816%	3 Month LIBOR	148,588

					$411,958

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAIG Series 20 5 Year Index, 6/20/18*	(5.00)%	2.63%	$1,200	$(116,313)	$(69,588)	$(46,725)
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)	3.03	1,000	(86,980)	(46,124)	(40,856)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	5.00	1,200	116,313	114,446	1,867
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.54	1,540	31,113	13,531	17,582
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	5.00	2,800	243,545	237,763	5,782
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	5.00	1,000	86,980	84,915	2,065

				$274,658	$334,943	$(60,285)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
CDX-EM Series 20, 5 Year Index, 12/20/18*	(5.00)%	2.69%	$2,050	$(211,629)	$(212,003)	$374
Morgan Stanley Capital Services LLC:
CDX-NAIG Series 17 5 Year Index, 12/20/16*	(1.00)	0.30	1,000	(21,047)	7,519	(28,566)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Cooper Tire & Rubber Co., 7.625%, 3/15/27, 9/20/18*	(5.00)%	2.54%	$37	$(3,966)	$(1,332)	$(2,634)
Sale Contracts
Bank of America, NA:
CDX-NAHY Series 14, 5 Year Index, 6/20/15*	5.00	0.99	1,799	107,704	6,719	100,985
KB Home, 9.10%, 9/15/17, 9/20/18*	5.00	2.61	470	48,707	25,345	23,362
Barclays Bank PLC:
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00	2.28	150	17,176	(3,827)	21,003
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00	2.28	95	10,878	1,399	9,479
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00	2.28	85	9,733	1,252	8,481
Health Management Associates, Inc., 6.125%, 4/15/16, 6/20/17*	5.00	0.42	180	28,677	(749)	29,426
KB Home, 9.10%, 9/15/17, 3/20/19*	5.00	2.97	330	32,267	28,250	4,017
Levi Strauss & Co., 7.625%, 5/15/20, 12/20/17*	5.00	1.26	150	21,656	243	21,413
M.D.C. Holdings, Inc., 5.625%, 2/01/20, 6/20/17*	1.00	0.84	180	791	(6,502)	7,293
MGM Resorts International, 7.625%, 1/15/17, 6/20/17*	5.00	1.33	180	22,350	(11,062)	33,412
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.98	35	4,494	2,019	2,475

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International, 7.625%, 1/15/17, 9/20/18*	5.00%	2.12%		$340	$43,367	$20,458	$22,909
NXP BV, 5.75%, 2/15/21, 9/20/18*	5.00	1.94	EUR	430	80,873	60,007	20,866
NXP BV, 8.625% 10/15/13, 3/20/18*	5.00	1.73		50	9,217	2,912	6,305
Virgin Media Finance PLC, 4.875%, 2/15/22, 12/20/18*	5.00	3.09	U.S.$	230	19,739	14,649	5,090
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	2.03		200	19,812	4,020	15,792
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	2.03		140	13,869	1,392	12,477
Citibank, NA:
Levi Strauss & Co., 8.875%, 4/01/16, 6/20/17*	5.00	1.01		160	21,805	(4,370)	26,175
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.98		47	6,035	2,789	3,246
Owens-Brockway Glass Container Inc., 7.375%, 5/15/16, 6/20/18*	5.00	1.15		400	66,704	43,995	22,709
Sanmina-SCI Corp., 0.00%, 9/12/20, 6/20/18*	5.00	2.01		300	38,422	(957)	39,379
Windstream Corp., 7.875%, 11/01/17, 6/20/18*	5.00	2.54		410	41,807	9,845	31,962
Credit Suisse International:
American Axle & Manufacturing, Inc., 7.875%, 3/01/17, 6/20/18*	5.00	2.15		480	57,768	8,493	49,275

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00%	1.82%	$280	$39,779	$19,261	$20,518
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.82	76	10,824	6,402	4,422
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.82	74	10,539	6,573	3,966
Dell, Inc., 7.10%, 4/15/28, 12/20/18*	1.00	3.46	200	(22,605)	(26,409)	3,804
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.98	18	2,311	1,112	1,199
MGM Resorts International, 7.625%, 1/15/17, 9/20/18*	5.00	2.12	280	35,714	18,554	17,160
Deutsche Bank AG London:
Amkor Technology, Inc., 7.375%, 5/01/18, 12/20/18*	5.00	2.63	75	8,134	5,820	2,314
Sprint Capital Corp., 6.00%, 12/01/16, 9/20/18*	5.00	2.42	510	57,387	28,527	28,860
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc., 7.875%, 3/01/17, 6/20/18*	5.00	2.15	348	41,881	4,463	37,418
HCA, Inc., 8.00%, 10/01/18, 9/20/17*	5.00	1.54	250	31,071	5,852	25,219
Health Management Associates, Inc., 6.125%, 4/15/16, 6/20/18*	5.00	0.58	390	76,005	26,068	49,937
Goldman Sachs Internationa:
Sprint Nextel Corp., 6.00%, 12/01/16, 9/20/18*	5.00	2.96	530	46,501	33,074	13,427

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Health Management Associates, Inc., 6.125%, 4/15/16, 6/20/18*	5.00%	0.58%		390	$76,005	$26,068	$49,937
JPMorgan Chase Bank, NA:
Chesapeake Energy Corp., 6.625%, 8/15/20, 9/20/18*	5.00	1.94		310	41,764	24,345	17,419
Levi Strauss & Co., 8.875%, 4/01/16, 12/20/16*	5.00	0.80		150	18,664	(4,874)	23,538
M.D.C. Holdings, Inc., 5.625%, 2/01/20, 12/20/16*	5.00	0.68		150	19,257	5,528	13,729
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.98		450	57,786	7,420	50,366
UPCG 9.625%, 12/01/19, 9/20/18*	5.00	1.93	EUR	190	35,582	18,142	17,440
Morgan Stanley Capital Services LLC:
Amkor Technology, Inc., 7.375%, 5/01/18, 9/20/18*	5.00	2.45		250	27,852	2,198	25,654
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.82		$160	22,787	14,565	8,222
CDX-NAIG Series 17 5 Year Index, 12/20/16*	1.00	0.30		150	3,157	170	2,987
Chesapeake Energy Corp., 6.625%, 8/15/20, 6/20/18*	5.00	1.83		610	81,400	39,438	41,962

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
NXP BV, 0.00%, 10/15/13, 6/20/17*	5.00%	1.33%	EUR	110	$18,868	$(4,910)	$23,778
UBS AG:
Health Management Associates, Inc., 6.125%, 4/15/16, 6/20/17*	5.00	0.42		$160	25,490	(2,412)	27,902
Levi Strauss & Co., 8.875%, 4/01/16, 6/20/17*	5.00	1.01		40	5,451	(1,671)	7,122

					$1,258,813	$253,808	$1,005,005

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Index
Pay	iBoxx $ Liquid High Yield Index	1,910,000	0.25%	$1,910	3/20/14	JPMorgan Chase Bank, NA	$(46,639)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate market value of these securities amounted to $103,275,977 or 38.8% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2013.
(c)	Pay-In-Kind Payments (PIK).
(d)	Variable rate coupon, rate shown as of December 31, 2013.
(e)	This position or a portion of this position represents an unsettled loan purchase. At December 31, 2013, the market value and unrealized gain of these unsettled loan purchases amounted to $3,738,973 and $57,473, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(f)	Non-income producing security.
(g)	One contract relates to 100 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,022,922 and gross unrealized depreciation of investments was $(1,406,923), resulting in net unrealized appreciation of $3,615,999.
(j)	An amount of U.S.$714,391 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2013.

Currency Abbreviations:

EUR	-	Euro
GBP	-	Great British Pound
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
JSFC	-	Joint Stock Financial Corporation
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MTN	-	Medium Term Note
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
RTP	-	Real Time Pricing
SPDR	-	Standard & Poor’s Depository Receipt

COUNTRY BREAKDOWN *

December 31, 2013 (unaudited)

64.9%	United States
5.9%	United Kingdom
2.7%	France
2.5%	Germany
1.9%	Luxembourg
1.9%	Canada
1.9%	Spain
1.7%	Italy
1.3%	Netherlands
1.2%	Switzerland
0.9%	Brazil
0.8%	Ireland
0.8%	Russia
6.0%	Other
5.6%	Short-Term

100.0%

*	All data are as of December 31, 2013. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Australia, Azerbaijan, Barbados, Chile, China, Colombia, Denmark, Hungary, India, Indonesia, Israel, Kazakhstan, Lithuania, Macau, Mexico, Norway, Portugal, Serbia, Singapore, South Africa, Sri Lanka, Sweden, Turkey, United Arab Emirates, .

AllianceBernstein—Limited Duration High Income Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$178,585,162		$1,594,305		$180,179,467
Corporates - Investment Grades		– 0	–	25,224,323		– 0	–	25,224,323
Governments - Treasuries		– 0	–	13,746,409		– 0	–	13,746,409
Bank Loans		– 0	–	– 0	–	10,352,384		10,352,384
Emerging Markets - Corporate Bonds		– 0	–	8,506,810		– 0	–	8,506,810
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	2,309,369		2,309,369
Quasi-Sovereigns		– 0	–	1,679,790		– 0	–	1,679,790
Emerging Markets - Sovereigns		– 0	–	724,329		– 0	–	724,329
Collateralized Mortgage Obligations		– 0	–	– 0	–	624,333		624,333
Governments - Sovereign Agencies		– 0	–	610,434		– 0	–	610,434
Preferred Stocks		604,069		– 0	–	– 0	–	604,069
Covered Bonds		– 0	–	581,055		– 0	–	581,055
Governments - Sovereign Bonds		– 0	–	506,590		– 0	–	506,590
Agencies		– 0	–	108,250		– 0	–	108,250
Options Purchased - Puts		– 0	–	34,991		– 0	–	34,991
Short-Term Investments		14,506,079		– 0	–	– 0	–	14,506,079

Total Investments in Securities		15,110,148		230,308,143		14,880,391		260,298,682
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	3,903		– 0	–	3,903
Centrally Cleared Interest Rate Swaps		– 0	–	443,024		– 0	–	443,024
Centrally Cleared Credit Default Swaps		– 0	–	27,296		– 0	–	27,296
Credit Default Swaps		– 0	–	1,036,205		– 0	–	1,036,205
Liabilities:
Futures Contracts		(418,594)		– 0	–	– 0	–	(418,594)
Forward Currency Exchange Contracts		– 0	–	(148,989)		– 0	–	(148,989)
Credit Default Swaptions Written		– 0	–	(10,078)		– 0	–	(10,078)
Centrally Cleared Interest Rate Swaps		– 0	–	(31,066)		– 0	–	(31,066)
Centrally Cleared Credit Default Swaps		– 0	–	(87,581)		– 0	–	(87,581)
Credit Default Swaps		– 0	–	(31,200)		– 0	–	(31,200)
Total Return Swaps		– 0	–	(46,639)		– 0	–	(46,639)

Total^		$14,691,554		$231,463,018		$14,880,391		$261,034,963

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions which are valued at market value.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates Non - Investment Grades		Bank Loans		Commercial Mortgage-Backed Securities
Balance as of 9/30/13	$1,836,530		$6,081,608		$2,448,529
Accrued discounts/(premiums)	(263)		1,495		490
Realized gain (loss)	– 0	–	1,693		12,619
Change in unrealized appreciation/depreciation	(15,742)		90,008		(29)
Purchases	267,400		6,633,609		100,391
Sales	– 0	–	(2,456,029)		(252,631)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(493,620)		– 0	–	– 0	–

Balance as of 12/31/13+	$1,594,305		$10,352,384		$2,309,369

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(15,742)		$121,421		$8,207

	Collateralized Mortgage Obligation		Total
Balance as of 9/30/13	$507,835		$10,874,502
Accrued discounts/(premiums)	– 0	–	1,722
Realized gain (loss)	1,113		15,425
Change in unrealized appreciation/depreciation	7,756		81,993
Purchases	239,543		7,240,943
Sales	(131,914)		(2,840,574)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(493,620)

Balance as of 12/31/13	$624,333		$14,880,391	+

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$7,756		$121,642

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grades	$1,594,305	Third Party Vendor	Evaluated Quotes	$95.00 – $106.50/ $97.74
Bank Loans	$10,352,384	Third Party Vendor	Vendor Quotes	$97.38 – $137.23/ $101.28
Commercial Mortgage-Backed Securities	$2,309,369	Third Party Vendor	Evaluated Quotes	$92.65 – $106.41/ $100.42
Collateralized Mortgage Obligations	$624,333	Third Party Vendor	Evaluated Quotes	$100.43 – $102.59/ $102.15

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 24, 2014